Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	R$ 119,554	R$ 177,079	R$ 126,338
Adjustments to reconcile net profit for the year
Depreciation and amortization	60,249	23,078	23,222
Gain from changes in fair value of the re-distribution of the assets and liabilities of the joint venture			(5,098)
Gain on sale of farm	(61,420)	(142,812)	(39,817)
Currency translation adjustment of the re-distribution of the assets and liabilities of the joint venture			(30,616)
Residual value of property, plant and equipment and intangible assets disposed	3,089	433	433
Write-off of capitalized costs in investment properties	600		10,793
Share of (loss) profit of a joint venture	150	(1,102)	(14,671)
Unrealized loss (gain) on derivatives, net	7,456	4,475	(1,772)
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	42,276	15,416	16,054
Gain on remeasurement of receivable from sale of farms, net	(57,327)	(13,989)	(16,584)
Effect of share-based incentive plan - ILPA	1,510	1,648	844
Deferred income and social contribution taxes	3,528	12,232	21,044
Changes in fair value of biological assets and agricultural products	(160,371)	(56,718)	(99,083)
Adjustments to net realizable value of agriculutural products after harvest	4,153	2,040	(883)
Allowance for doubtful accounts	(2,440)	(530)	(133)
(Reversal of) Provision for legal claims	601	(383)	(387)
Total	(38,392)	20,867	(10,316)
Changes in working capital
Trade accounts receivable	50,692	3,401	(6,746)
Inventories	(43,268)	(31,094)	(58,442)
Biological assets	157,355	34,627	60,312
Recoverable taxes	3,829	536	1,943
Derivative financial instruments	3,893	19,308	(16,982)
Other receivables	(21,210)	316	(2,356)
Trade accounts payable	(35,698)	10,005	1,708
Related parties	(440)	276	(2,338)
Taxes payable	31,146	3,157	1,718
Income tax and social contribution		(413)	1,323
Salaries and payroll	(2,704)	2,804	2,787
Advances from customers	(212)	(15,500)	15,540
Leases payable	(42,688)	3,590	9,470
Other liabilities	6,721	(542)	115
Net cash flows from (used in) operating activities	69,024	51,338	(2,264)
CASH FLOW FROM INVESTING ACTIVITIES
Addition to property, plant and equipment and intangible assets	(25,087)	(43,670)	(43,105)
Addition on investment properties	(24,173)	(28,211)	(23,861)
Redemption of (Investment in) marketable securities	7,483	21,737	(4,001)
Addition for future capital increase		(49)
Cash acquired from business combinations	1,071
Acquisition of interest in associate	(4,127)
Cash received from sales of farms and assets	15,538	28,927	5,267
Net cash flows used in investing activities	(29,295)	(21,266)	(65,700)
CASH FLOW FROM FINANCING ACTIVITIES
Payments of installments of financed acquisition of farm	(2,578)		(15,559)
Proceeds from loans, financing and debentures	301,009	90,594	270,310
Interest paid on loans, financing and debentures	(86,013)	(4,037)	(10,347)
Payment of loans and financing	(143,967)	(73,178)	(105,408)
Treasury stock acquired			(610)
Dividends paid	(50,000)	(41,000)	(12,972)
Net cash flows (used in) from financing activities	18,451	(27,621)	125,414
Increase (decrease) in cash and cash equivalents	58,180	2,451	57,450
Cash and cash equivalents at beginning of year	106,627	104,314	43,798
Effect of exchange rate variation on cash and cash equivalents	6,238	(138)	3,066
Cash and cash equivalents at end of year	R$ 171,045	R$ 106,627	R$ 104,314